Other Intangible Assets - Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2014	$ 16.7
2015	22.2
2016	22.2
2017	22.1
2018	22.1
Integrated Software System [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2014	1.6
2015	2.2
2016	0.7
2017
2018